JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2013
Junior Subordinated Notes [Abstract]
Schedule of junior subordinated notes

		2013		2012
Outstanding loan amount (millions of Canadian dollars)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate
TRANSCANADA PIPELINES LIMITED
U.S. dollars (2013 and 2012 – US$1,000)	2067	1,063	6.5%	994	6.5%